SCHEDULE OF PROVISION FOR LITIGATION (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021
Opening balance		$ 22,162
Provision recognized			22,282
Transfer from accruals			243
Interest		1	1
Exchange differences	[1]	30	(364)
Closing balance		$ 22,193	$ 22,162

[1]	Exchange differences include unrealized foreign exchange gain ($605) presented in other expenses (December 31, 2021 – loss of $294) and currency translation adjustment loss ($635) presented in other comprehensive income (December 31, 2021 – gain of $658).